DEFERRED TAX	12 Months Ended
Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
DEFERRED TAX
14. DEFERRED TAX
The Group’s deferred tax assets and liabilities are measured at the end of each period in accordance with IAS 12 Income Taxes. The recognition of deferred tax assets is determined by reference to the Group’s estimate of recoverability, using models, where appropriate, to forecast future taxable profits.
Deferred tax assets have only been recognised for territories where the Group considers that it is probable that all or a portion of the deferred tax assets will be realised. The main factors that we consider include:
–the future earnings potential determined through the use of internal forecasts;
–the cumulative losses in recent years;
–the various jurisdictions in which the potential deferred tax assets arise;
–the history of losses carried forward and other tax assets expiring;
–the timing of future reversal of taxable temporary differences;
–the expiry period associated with the deferred tax assets; and
–the nature of the income that can be used to realise the deferred tax asset.
If it is probable that some portion of these assets will not be realised, no asset is recognised in relation to that portion.
If market conditions improve and future results of operations exceed our current expectations, our existing recognised deferred tax assets may be adjusted, resulting in future tax benefits. Alternatively, if market conditions deteriorate further or future results of operations are less than expected, future assessments may result in a determination that some or all of the deferred tax assets are not realisable. As a result, all or a portion of the deferred tax assets may need to be reversed.
The following is the analysis of the deferred tax balances:

	Gross	Offset of balances arising from a single transaction[1]	Gross balances before offset within countries	Offset within countries	As reported
2025	£m	£m	£m	£m	£m
Deferred tax assets	610	(67)	543	(251)	292
Deferred tax liabilities	(464)	67	(397)	251	(146)
	146	—	146	—	146

	Gross	Offset of balances arising from a single transaction[1]	Gross balances before offset within countries	Offset within countries	As reported
2024	£m	£m	£m	£m	£m
Deferred tax assets	661	(93)	568	(245)	323
Deferred tax liabilities	(480)	93	(387)	245	(142)
	181	—	181	—	181
Note
[1]The Group has applied deferred tax related to assets and liabilities arising from a single transaction (Amendments to IAS 12). Transactions which give rise to the recognition of an asset and a liability on the Group’s balance sheet, including leases for which the Group recognises a right-of-use asset and a lease liability, lead to taxable and deductible temporary differences in certain jurisdictions. The resulting deferred tax assets and deferred tax liabilities arising from these temporary differences have been offset and reported net on the Group’s balance sheet
14. DEFERRED TAX
The following are the movements in the gross deferred tax assets before offset within countries recognised by the Group in 2025 and 2024:

	Deferred compensation	Accounting provisions and accruals	Retirement benefit obligations	Plant and equipment	Property	Tax losses and credits	Share- based payments	Restructuring provisions	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
1 January 2024	65	132	50	36	56	104	35	107	5	590
(Charge)/credit to income	(10)	(15)	2	(3)	(12)	35	(2)	(5)	6	(4)
Credit to other comprehensive income	—	—	2	—	—	—	—	—	—	2
Credit to equity	—	—	—	—	—	—	1	—	—	1
Disposal of subsidiaries	(2)	(1)	—	—	—	—	(2)	—	—	(5)
Exchange differences and other movements	(2)	(2)	(2)	(1)	4	—	—	(13)	—	(16)
31 December 2024	51	114	52	32	48	139	32	89	11	568
Acquisition of subsidiaries	—	—	—	—	—	—	—	—	(1)	(1)
(Charge)/credit to income	(17)	37	(3)	(7)	8	(5)	(19)	(5)	16	5
Credit to other comprehensive income	—	—	—	—	—	—	—	—	—	—
Charge to equity	—	—	—	—	—	—	(2)	—	—	(2)
Exchange differences and other movements	(5)	(2)	(2)	—	19	(8)	(1)	(16)	(12)	(27)
31 December 2025	29	149	47	25	75	126	10	68	14	543
Other temporary differences comprise a number of items, none of which is individually significant to the Group’s consolidated balance sheet. At 31 December 2025, the balance related to temporary differences in relation to revenue adjustments, tax deductible goodwill, fair value adjustments and other temporary differences.
Included in the table above is a deferred tax asset that has arisen in the UK in respect of tax losses of £74m (2024: £76m).
The recoverability of this UK deferred tax asset has been assessed by considering underlying 2025 taxable profits and extended thereafter using a number of different modelling scenarios which all led the Group to conclude that it is probable that sufficient taxable profits will arise in the UK to utilise the losses and the deferred tax asset. This included conservatively modelling flat taxable profits which concluded that the deferred tax asset could be recovered within nine years (2024: six years). As a result the deferred tax asset has been recognised in full.
If future taxable profits were lower than modelled, the period over which the deferred tax asset could be recovered would extend. A reduction in UK taxable profits of approximately 10% could increase the recoverability period by a further one year. As UK tax losses can be carried forward indefinitely, there is no expectation that there will be a material write-down of the carrying value of the deferred tax asset.
The recoverability of the deferred tax asset could be affected by future changes in tax legislation. However, no changes that would impact the utilisation of UK tax losses have been substantively enacted at the balance sheet date.
In addition, the Group has recognised the following movements in the gross deferred tax liabilities before offset within countries in 2025 and 2024:

	Brands and other intangibles	Associate earnings	Goodwill	Plant and equipment	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m
1 January 2024	195	19	181	22	28	445
Acquisition of subsidiaries	8	—	—	—	—	8
(Credit)/charge to income	(28)	(6)	8	7	(7)	(26)
Disposal of subsidiaries	(15)	—	(18)	(1)	—	(34)
Exchange differences and other movements	—	1	3	(12)	2	(6)
31 December 2024	160	14	174	16	23	387
Acquisition of subsidiaries	8	—	—	—	—	8
(Credit)/charge to income	(16)	—	8	(2)	(1)	(11)
Disposal of subsidiaries	—	—	—	—	—	—
Exchange differences and other movements	(5)	(1)	12	10	(3)	13
31 December 2025	147	13	194	24	19	397
14. DEFERRED TAX
Other temporary differences comprise a number of items none of which is individually significant to the Group's consolidated balance sheet. At 31 December 2025 the balance related to temporary differences in relation to unremitted earnings of subsidiaries and other temporary differences.
At the balance sheet date, the Group has deductible temporary differences of £10,456 million (2024: £10,040 million) available for offset against future profits. Deferred tax assets have been recognised in respect of the tax benefit of £2,143 million (2024: £2,313 million) of such deductible temporary differences. No deferred tax asset has been recognised in respect of the remaining £8,313 million (2024: £7,727 million) of deductible temporary differences as the Group considers that there will not be enough taxable profits in the entities concerned such that any additional asset could be considered recoverable. Included in the total unrecognised temporary differences are losses of £1,501 million (2024: £77 million) that will expire within one to ten years, and £6,685 million (2024: £7,568 million) of losses that may be carried forward indefinitely.
At the balance sheet date, the aggregate amount of the temporary differences in relation to the investment in subsidiaries for which deferred tax liabilities have not been recognised was £1,243 million (2024: £1,286 million). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences and the Group considers that it is probable that such differences will not reverse in the foreseeable future.